Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk £ in Thousands	Jun. 30, 2018 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ (9,795)
Noncurrent financial assets | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Noncurrent financial assets | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Noncurrent financial assets | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Current financial assets | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	37,853
Current financial assets | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,485
Current financial assets | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,485
Current financial assets | RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,603
Current financial assets | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,974
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	67,400
Noncurrent financial liabilities | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	277
Noncurrent financial liabilities | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20
Noncurrent financial liabilities | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,251
Current financial liabilities | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	37,408
Current financial liabilities | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,428
Current financial liabilities | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14,406
Current financial liabilities | RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,926
Current financial liabilities | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,479
Financial liabilties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	77,195
Long Term Instruments | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(277)
Long Term Instruments | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(20)
Long Term Instruments | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(7,251)
Short Term Instrument | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	445
Short Term Instrument | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	3,057
Short Term Instrument | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(3,921)
Short Term Instrument | RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(3,323)
Short Term Instrument | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ 1,495